SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
SILVER STREAM DERIVATIVE LIABILITY
Schedule Of Fair value of derivative liability

	December 31, 2024	December 31, 2023
Balance, beginning of the period	$(34,295)	$(27,171)
Change in fair value	119)	(7,124)
Balance, end of the period	$(34,414)	$(34,295)